Revenue from Contracts with Customers - Summary of Disaggregation of Total Revenue by Reportable Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	$ 5,333,882	$ 4,710,493	$ 3,175,979
River
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	2,654,407	2,341,274	1,796,498
Ocean
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	2,196,040	1,945,200	1,189,298
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	$ 483,435	$ 424,019	$ 190,183